FINANCIAL DEBT WITH THIRD PARTIES	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of debt instruments [text block]

17) FINANCIAL DEBT WITH THIRD PARTIES

Details of debt with third parties at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2017	2018
Senior Secured Notes	388,818	390,507
Brazilian bonds—Debentures	16,797	11,163
Bank borrowing	27,878	4,387
Finance lease payables (Note 10)	6,238	2,369
Total non-current	439,731	408,426
Senior Secured Notes	9,528	9,528
Brazilian bonds—Debentures	4,258	3,545
Bank borrowing	28,514	35,111
Finance lease payables (Note 10)	4,260	3,158
Total current	46,560	51,342
TOTAL DEBT WITH THIRD PARTIES	486,291	459,768

Senior Secured Notes

On January 29, 2013, Atento Luxco 1 S.A. issued 300,000 thousand U.S. dollars aggregate principal amount of Senior Secured Notes that would mature on January 29, 2020. The 2020 Senior Secured Notes were senior secured obligations of Atento Luxco 1 and were guaranteed on a senior secured first-priority basis by Atento Luxco 1 and certain of its subsidiaries excluding Argentina and Brazil subsidiaries. The Senior Secured Notes were also guaranteed on an unsecured basis by Atento S.A. and Midco.

The indenture governing the 2020 Senior Secured Notes contained covenants that, among other things, restricted the ability of Atento Luxco 1 and certain of its subsidiaries to: incur or guarantee additional indebtedness; pay dividends or make distributions or redeem or repurchase capital stock; issue, redeem or repurchase certain debt; issue certain preferred stock or similar equity securities; make loans and investments; sell assets; incur liens; enter into transaction with affiliates; enter into agreements restricting certain subsidiaries’ ability to pay dividends; and consolidate, merge or sell all or substantially all of our assets. These covenants were subject to a number of important exceptions and qualifications. In addition, in certain circumstances, if Atento Luxco 1 sell assets or experiences certain changes of control, it must offer to purchase the 2020 Senior Secured Notes.

On August 19, 2017, in connection with the offering described below, Atento Luxco 1 redeemed all of the outstanding amount of the 2020 Senior Secured Notes. The notes were called at a premium over face value of 103.688% per note, resulting in a total call cost of 11,064 thousand U.S. dollars recorded in finance costs during August 2017, along with the remaining balance of the 2020 Senior Secured Notes issuance amortized cost of 4,920 thousand U.S. dollars.

On August 10, 2017, Atento Luxco 1 S.A., closed an offering of 400,000 thousand U.S. dollars aggregate principal amount of 6.125% Senior Secured Notes due 2022 in a private placement transaction. The notes are due on August 2022. The 2022 Senior Secured Notes are guaranteed on a senior secured basis by certain of Atento’s wholly-owned subsidiaries. The issuance costs of 11,979 thousand U.S. dollars related to this new issuance are recorded at amortized cost using the effective interest method.

The terms of the Indenture, among other things, limit, in certain circumstances, the ability of Atento Luxco 1 and its restricted subsidiaries to: incur certain additional indebtedness; make certain dividends, distributions, investments and other restricted payments; sell the property or assets to another person; incur additional liens; guarantee additional debt; and enter into transaction with affiliates. As of December 31, 2018, we were in compliance with these covenants. The outstanding amount on December 31, 2018 is 400,035 thousand U.S. dollars.

All interest payments are made on a half yearly basis.

The fair value of the Senior Secured Notes, calculated on the basis of their quoted price at December 31, 2018, is 379,233 thousand U.S. dollars.

The fair value hierarchy of the Senior Secured Notes is Level 1 as the fair value is based on the quoted market price at the reporting date.

Details of the corresponding debt at each reporting date are as follow:

		Thousands of U.S. dollars
		2017			2018
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2022	U.S. dollar	388,818	9,528	398,346	390,507	9,528	400,035

Debentures

On November 22, 2012, BC Brazilco Participações, S.A. (merged into Atento Brasil S.A.) (the “Brazilian Issuer”) entered into an indenture for the issuance of 915 million Brazilian Reais (equivalent to approximately $365 million) of Brazilian Debentures due December 12, 2019. The Brazilian Debentures bear interest at a rate per annum equal to the average daily rate of the One Day “over extragroup”—DI—Interfinancial Deposits (as such rate is disclosed by CETIP S.A. —Mercados Organizados (“CETIP”) in the daily release available on its web page), plus a spread of 3.70%.

On March 25, 2013 and June 11, 2013, Atento Brasil, S.A. repaid, in advance of the schedule date BRL71.6 million (equivalent to $35.5 million) and BRL26.4 million (equivalent to $12.3 million), respectively.

On May 12, 2014, June 26, 2014 and August 28, 2014, Atento Brasil, S.A. repaid, in advance of the schedule date, BRL34.4 million (equivalent to $15.5. million), BRL45.0 million (equivalent to $20.4 million) and BRL80.0 million (equivalent to $33.1 million), respectively of the Brazilian Debentures.

On December 12, 2016, Atento Brasil, S.A. repaid on the schedule date, 44,562 thousand Brazilian Reais (equivalent to 13,673 thousand U.S. dollars) and on December 26, 2016, repaid in advance of the schedule date, 100,000 thousand Brazilian Reais (equivalent to 30,683 thousand U.S. dollars).

On April 27, 2017, Atento Brasil S.A. repaid in advance of the maturity date, 84,700 thousand Brazilian Reais (equivalent to 27,007 thousand U.S. dollars) of the 1st Brazilian Debentures due 2019. On August 21, 2017, Atento Brasil S.A. repaid in advance of the maturity date all the outstanding amount. The amount repaid was 428,350 thousand Brazilian Reais (equivalent to 135,945 thousand U.S. dollars) plus interest accrued of 10,944 thousand Brazilian Reais (equivalent to 3,473 thousand U.S. dollars) and 2,142 thousand Brazilian Reais (equivalent to 680 thousand U.S. dollars) of penalty fee due to early repayment. In addition to the penalty fee, the remaining balance of the first Debentures issuance of 3,050 thousand Brazilian Reais (equivalent to 968 thousand U.S. dollars) were recorded in finance costs in August 2017. As of December 31, 2017, there was no outstanding amount related to the Debentures due 2019.

On May 2, 2017, Atento Brasil S.A. entered into an indenture (“Second Brazilian Debenture”) for the issuance costs of 70,000 thousand Brazilian Reais (equivalent to approximately 22,096 thousand U.S. dollars) of Brazilian Debentures due April 25, 2023. The Second Brazilian Debenture bear interest at a rate per annum equal to the average daily rate of the one day “over extragroup” – DI – Interfinancial Deposits (as such rate is disclosed by CETIP S.A – Mercados Organizados (“CETIP”) in the daily release available on its web page, plus a spread of 3.75%. The amortization schedule is: April 25, 2018: 9.1%; October 25, 2018: 9.1%; April 25, 2019: 9.1%; October 25, 2019: 9.1%; April 25, 2020: 9.1%; October 25, 2020: 9.1%; April 25, 2021: 9.1%; October 25, 2021: 9.1%; April 25, 2022: 9.1%; October 25, 2022: 9.1%; April 25, 2023: 9,0%. The outstanding amount on December 31, 2018 is $14,708 thousand.

Under the term of the indenture, the Brazilian subsidiary must comply with the quarterly net financial debt / EBITDA ratio set out in the contract terms. As of December 31, 2018, Atento Brasil S.A. was in compliance with this covenant.

Details of the corresponding debt at each reporting date are as follow:

		Thousands of U.S. dollars
		2017			2018
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2023	Brazilian Reais	16,797	4,258	21,055	11,163	3,545	14,708

The fair value as of December 31, 2018 calculated based on discounted cash flow is 15,643 thousand U.S. dollars.

Bank borrowings

On February 3, 2014, Atento Brasil S.A. entered into a credit agreement with Banco Nacional de Desenvolvimento Econômico e Social - BNDES (“BNDES”) in an aggregate principal amount of 300,000 thousand Brazilian Reais (the “BNDES Credit Facility”), equivalent to 77,413 thousand U.S. dollars as of December 31, 2018.

The total amount of the BNDES Credit Facility is divided into five tranches subject to the following interest rates:

Tranche	Interest Rate
Tranche A	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B	SELIC Rate plus 2.5% per annum
Tranche C	4.0% per year
Tranche D	6.0% per year
Tranche E	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)

Each tranche intends to finance different purposes, as described below:

• Tranche A and B: investments in workstations, infrastructure, technology, services and software development, marketing and commercialization, within the scope of BNDES program – BNDES Prosoft.

• Tranche C: IT equipment acquisition, covered by law 8.248/91, with national technology, necessary to execute the project described on tranches “A” and “B”.

• Tranche D: acquisitions of domestic machinery and equipment, within the criteria of FINAME, necessary to execute the project described on tranches “A” and “B”.

• Tranche E: investments in social projects to be executed by Atento Brasil S.A.

BNDES releases amounts under the credit facility once the debtor met certain requirements in the contract including delivering the guarantee (stand-by letter) and demonstrating the expenditure related to the project. Since the beginning of the credit facility, the following amounts were released:

	(Thousands of U.S. dollars)
Date	Tranche A		Tranche B		Tranche C		Tranche D		Tranche E	Total
March 27, 2014	6,540	-	3,229	-	4,520	-	323	-	-	14,612
April 16, 2014	2,718	-	1,359	-	1,903	-	136	-	-	6,116
July 16, 2014	-	-	-	-	-	-	-	-	155	155
August 13, 2014	16,154	-	1,764	-	2,594	-	279	-	-	20,791
Subtotal 2014	25,412		6,352		9,017		738		155	41,674
March 26, 2015	4,738	-	1,185	-	1,682	-	138	-	-	7,743
April 17, 2015	9,477	-	2,369	-	3,363	-	275	-	-	15,484
December 21, 2015	7,452	-	1,857	-	-	-	-	-	181	9,490
Subtotal 2015	21,667		5,411		5,045		413		181	32,717
October 27, 2016	-	-	-	-	-	-	-	-	197	197
Subtotal 2016	-		-		-		-		197	197
Total	47,079		11,763		14,062		1,151		533	74,588

Financing activities

See below the changes in debt with third parties arising from financing activities:

2016	Thousands of U.S. dollars
	December 31, 2015	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2016
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	301,713	-	-	-	22,128	(22,128)	-	-	1,637	-	-	303,350
Brazilian bonds - Debentures	168,091	-	(44,356)	-	33,013	(36,598)	-	-	764	35,682	-	156,596
CVI	26,240	-	-	-	-	-	2,314	(27,762)	-	(792)	-	-
Finance lease payables	4,737	-	(542)	-	303	(303)	-	(805)	-	246	-	3,636
Other borrowings	74,785	235	(18,032)	-	7,265	(7,058)	-	-	-	14,158	-	71,353
Total	575,566	235	(62,930)	-	62,709	(66,087)	2,314	(28,567)	2,401	49,294	-	534,935

2017	Thousands of U.S. dollars
	December 31, 2016	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2017
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	303,350	400,000	(300,000)	-	23,609	(23,361)	-	-	(5,252)	-	-	398,346
Brazilian bonds - Debentures	156,596	22,320	(162,591)	-	15,373	(15,331)	-	-	837	3,851	-	21,055
Finance lease payables	3,636	-	(2,816)	10,302	425	(425)	-	-	-	(624)	-	10,498
Other borrowings	71,353	52,145	(69,053)	-	5,485	(5,051)	-	-	-	1,513	-	56,392
Total	534,935	474,465	(534,460)	10,302	44,892	(44,168)	-	-	(4,415)	4,740	-	486,291

2018	Thousands of U.S. dollars
	December 31, 2017	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2018
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	398,346	-	-	-	24,500	(24,500)	-	-	2,245	(556)	-	400,035
Brazilian Debentures	21,055	-	(3,543)	-	1,809	(1,920)	-	-	(118)	(2,568)	-	14,715
Finance Lease Payables	10,498	-	(4,221)	-	856	(856)	-	-	-	(770)	-	5,507
Other borrowings	56,392	58,462	(73,911)	-	3,491	(6,283)	-	-	-	1,339	-	39,490
Total	486,291	58,462	(81,675)	-	30,656	(33,559)	-	-	2,127	(2,555)	-	459,747

This facility should be repaid in 48 monthly installments. The first payment was made on March 15, 2016 and the last payment will be due on February 15, 2020.

The BNDES Credit Facility contains covenants that restrict Atento Brasil S.A.’s ability to transfer, assign, change or sell the intellectual property rights related to technology and products developed by Atento Brasil S.A. with the proceeds from the BNDES Credit Facility. As of December 31, 2018, Atento Brasil S.A. was in compliance with these covenants. The BNDES Credit Facility does not contain any other financial maintenance covenant.

The BNDES Credit Facility contains customary events of default including the following: (i) reduction of the number of employees without providing program support for outplacement, as training, job seeking assistance and obtaining preapproval of BNDES; (ii) existence of unfavorable court decision against the Company for the use of children as workforce, slavery or any environmental crimes and (iii) inclusion in the bylaws of Atento Brasil S.A. of any provision that restricts Atento Brasil S.A’s ability to comply with its financial obligations under the BNDES Credit Facility.

On September 26, 2016, Atento Brasil S.A. entered into a new credit agreement with BNDES in an aggregate principal amount of 22,000 thousand Brazilian Reais, equivalent to 5,703 thousand U.S. dollars as of December 31, 2018. The interest rate of this facility is Long-Term Interest Rate (Taxa de Juros de Longo Prazo - TJLP) plus 2.0% per annum. The facility should be repaid in 48 monthly installments. The first payment was due on November 15, 2018 and the last payment will be due on October 15, 2022. This facility is intended to finance an energy efficiency project to reduce power consumption by implementing new lightening, air conditioning and automation technology. On November 24, 2017, 6,500 thousand Brazilian Reais (equivalent to 1,993 thousand U.S. dollars) were released under this facility.

As of December 31, 2018, the outstanding amount under BNDES Credit Facility was 23,974 thousand U.S. dollars.

The fair value as of December 31, 2018 calculated based on discounted cash flow is 24,254 thousand U.S. dollars.

On April 25, 2017, Atento Brasil S.A. entered into a bank credit certificate (cédula de crédito bancário) with Banco Santander (Brasil) S.A. in an aggregate principal amount of up to BRL80.0 million (the “2017 Santander Bank Credit Certificate”), equivalent to approximately $20.6 million as of December 31, 2018. The interest rate of the 2017 Santander Bank Credit Certificate equals to the average daily rate of the one day “over extra-group” – DI – Interfinancial Deposits (as such rate is disclosed by CETIP in the daily release available on its web page), plus a spread of 2.70% per annum. The 2017 Santander Bank Credit Certificate matured on July 25, 2017 and was extended until September 3, 2018 and the aggregate principal amount was modified to 75.0 million Brazilian Reais. On October 11, 2018, the maturity was extended until April 11, 2019 and the aggregate principal amount was modified to 100.0 million Brazilian Reais, equivalent to approximately $25.8 million as of December 31, 2018. As of December 31, 2018, there was no outstanding balance under the 2017 Santander Bank Credit Certificate.

As of December 31, 2018, there was no outstanding balance under the 2017 Santander Bank Credit Certificate.

On March 5, 2018, Atento Brasil S.A. entered into an agreement with Banco ABC Brasil for an amount of 10,092 thousand U.S. dollars maturing on September 3, 2018 with an annual interest rate of 3.40%. In connection with the loan, Atento Brasil S.A. entered into a SWAP agreement through which it receives fixed interest rates in U.S. dollars, in the same amount of the loan agreement, and pays variable interest rate at a rate per annum equal to the average daily rate of the one day “over extragroup” – DI – Interfinancial Deposits (as such rate is disclosed by CETIP in the daily release available on its web page), plus a spread of 2.10% over 33,000 thousand Brazilian Reais. As of December 31, 2018, the outstanding balance was zero.

On August 10, 2017, Atento Luxco 1 S.A. entered into a new Super Senior Revolving Credit Facility (the “Super Senior Revolving Credit Facility”) which provides borrowings capacity of up to $50.0 million and will mature on February 10, 2022. Banco Bilbao Vizcaya Argentaria, S.A., as the agent, the Collateral Agent and BBVA Bancomer, S.A., Institución de Banca Múltiple, Grupo Financiero BBVA Bancomer, Morgan Stanley Bank N.A. and Goldman Sachs Bank USA are acting as arrangers and lenders under the Super Senior Revolving Credit Facility.

The Super Senior Revolving Credit Facility may be utilized in the form of multi-currency advances for terms of one, two, three or six months. The Super Senior Revolving Credit Facility bears interest at a rate per annum equal to LIBOR or, for borrowings in euro, EURIBOR or, for borrowings in Mexican Pesos, TIIE plus an opening margin of 4.25% per annum. The margin may be reduced under a margin ratchet to 3.75% per annum by reference to the consolidated senior secured net leverage ratio and the satisfaction of certain other conditions.

The terms of the Super Senior Revolving Credit Facility Agreement limit, among other things, the ability of the Issuer and its restricted subsidiaries to (i) incur additional indebtedness or guarantee indebtedness; (ii) create liens or use assets as security in other transactions; (iii) declare or pay dividends, redeem stock or make other distributions to stockholders; (iv) make investments; (v) merge, amalgamate or consolidate, or sell, transfer, lease or dispose of substantially all of the assets of the Issuer and its restricted subsidiaries; (vi) enter into transactions with affiliates; (vii) sell or transfer certain assets; and (viii) agree to certain restrictions on the ability of restricted subsidiaries to make payments to the Issuer and its restricted subsidiaries. These covenants are subject to a number of important conditions, qualifications, exceptions and limitations that are described in the Super Senior Revolving Credit Facility Agreement.

The Super Senior Revolving Credit Facility Agreement includes a financial covenant requiring the drawn super senior leverage ratio not to exceed 0.35:1.00 (the “SSRCF Financial Covenant”). The SSRCF Financial Covenant is calculated as the ratio of consolidated drawn super senior facilities debt to consolidated pro forma EBITDA for the twelve-month period preceding the relevant quarterly testing date and is tested quarterly on a rolling basis, subject to the Super Senior Revolving Credit Facility being at least 35% drawn (excluding letters of credit (or bank guarantees), ancillary facilities and any related fees or expenses) on the relevant test date. The SSRCF Financial Covenant only acts as a draw stop to new drawings under the Revolving Credit Facility and, if breached, will not trigger a default or an event of default under the Super Senior Revolving Credit Facility Agreement. The Issuer has four equity cure rights in respect of the SSRCF Financial Covenant prior to the termination date of the Super Senior Revolving Credit Facility Agreement, and no more than two cure rights may be exercised in any four consecutive financial quarters. As of December 31, 2018, we were in compliance with this covenant and no amounts were released under the Super Senior Revolving Credit Facility.

On September 14, 2017, Atento Luxco 1 S.A. and Atento Brasil S.A. entered into an Agreement for a Common Revolving Credit Facility Line with Santander Brasil, Estabelecimento Financeiro de Crédito S.A. in respect of a bi-lateral, multi-currency revolving credit facilities. Up to $20.0 million of commitments are available for the drawing of cash loans in Euro and Mexican Pesos (MXN). The original borrowers under this facility are Atento Teleservicios España, S.A.U and Atento Servicios, S.A. de C.V. This facility is guaranteed by Atento Luxco 1 S.A. and Atento Brasil S.A. on a joint-and-several basis. This facility matures one year after the date of the Agreement. As of December 31, 2018, the outstanding amount under this facility was zero.